New Standards And Interpretations - Schedule of Significant Effects of Adopting IFRS 16 (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Assets
Prepayments		$ 1,081	$ 1,140
Lease assets		0	66
Right-of-use assets	$ 3,735	3,801	0
Prepaid land lease payments		0	978
Total affected assets		4,882	2,184
Liabilities
Financial lease liabilities - current		406	44
Financial lease liabilities - non-current		2,382	46
Total affected liabilities		2,788	$ 90
Effect of Adoption of New Standards [Member]
Assets
Prepayments		(59)
Lease assets		(66)
Right-of-use assets		3,801
Prepaid land lease payments		(978)
Total affected assets		2,698
Liabilities
Financial lease liabilities - current		362
Financial lease liabilities - non-current		2,336
Total affected liabilities		$ 2,698